Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026 [1]	Jul. 31, 2026	Jul. 31, 2026
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.16%		6.21%	4.46%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%		6.24%	4.74%
Leader Capital High Quality Income Fund Investor Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%		5.26%	5.15%
Leader Capital High Quality Income Fund Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%		5.65%	5.60%
Leader Capital High Quality Income Fund Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.30%)	6.05%
Without Sales Load [Member] | Leader Capital High Quality Income Fund Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%	7.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	3.43%	(0.40%)	1.35%

[1]	The Leader Capital High Quality Income Fund’s Class A shares commenced operation on June 21, 2023.